Fair Value Measurements (Schedule Of Activity For Debt And Equity Securities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements [Abstract]
Proceeds from sales and maturities of nuclear decommissioning trust investments	$ 1,619	$ 1,133	$ 1,928
Gross realized gains on sales of securities held as available-for-sale	94	19	43
Gross realized losses on sales of securities held as available-for-sale	$ (13)	$ (17)	$ (30)